Deposits Restricted (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule of Restricted Deposits
Tax - deferred (1031) exchange proceeds	$ 103,887	$ 244,257
Earnest money on pending acquisitions	9,264	6,000
Restricted deposits on debt (1)	18,966	49,565
Resident security and utility deposits	40,745	39,361
Other	8,125	12,825
Totals	$ 180,987	$ 352,008